Segment Disclosure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customers segement	Dec. 31, 2021 USD ($) customers
Disclosure of operating segments [abstract]
Number of operating segments | segement	2
Disclosure of operating segments [line items]
Revenue	$ 426,392	$ 489,915
Cost Of Sales, Production	(171,060)	(116,812)
Depreciation and depletion	(58,656)	(47,002)
Sales expense	(9,501)	(7,243)
Cost of sales	(239,217)	(171,057)
Gross profit	187,175	318,858
Expenses
General and administrative	(49,459)	(38,846)
Share-based compensation	(7,931)	(7,848)
Finance income	10,295	2,991
Finance expense	(33,223)	(12,159)
Foreign exchange gain (loss)	19,910	(21,968)
NX Gold PMPA transaction fees	0	(1,219)
Other expenses	(384)	(2,889)
Income before income taxes	126,383	236,920
Current	(15,043)	(22,428)
Deferred	(8,273)	(11,860)
Net income for the year	103,067	202,632
Capital Expenditures	306,499
Assets
Total current assets	392,427	208,686
Total non-current assets	795,649	481,076
Total Assets	1,188,076	689,762
Total Liabilities	$ 645,911	294,272
Number of customers | customers	6
Caraíba (Brazil)
Disclosure of operating segments [line items]
Revenue	$ 351,405	423,954
Cost Of Sales, Production	(146,292)	(96,975)
Depreciation and depletion	(47,051)	(39,202)
Sales expense	(8,941)	(6,726)
Cost of sales	(202,284)	(142,903)
Gross profit	149,121	281,051
Expenses
General and administrative	(28,123)	(20,444)
Share-based compensation	0	0
Finance income	4,310	1,031
Finance expense	(9,044)	(5,622)
Foreign exchange gain (loss)	19,812	(21,225)
NX Gold PMPA transaction fees		0
Other expenses	(75)	(2,382)
Income before income taxes	136,001	232,409
Current	(8,463)	(15,087)
Deferred	(8,378)	(11,482)
Net income for the year	119,160	205,840
Capital Expenditures	209,143
Assets
Total current assets	114,374	152,340
Total non-current assets	623,731	411,315
Total Assets	738,105	563,655
Total Liabilities	$ 98,904	$ 115,768
Number of customers | customers	4	3
Xavantina (Brazil)
Disclosure of operating segments [line items]
Revenue	$ 74,987	$ 65,961
Cost Of Sales, Production	(24,768)	(19,837)
Depreciation and depletion	(11,605)	(7,800)
Sales expense	(560)	(517)
Cost of sales	(36,933)	(28,154)
Gross profit	38,054	37,807
Expenses
General and administrative	(4,062)	(2,560)
Share-based compensation	0	0
Finance income	1,451	1,092
Finance expense	(4,244)	(889)
Foreign exchange gain (loss)	232	(360)
NX Gold PMPA transaction fees		(1,219)
Other expenses	(292)	(507)
Income before income taxes	31,139	33,364
Current	(2,413)	(4,406)
Deferred	105	(378)
Net income for the year	28,831	28,580
Capital Expenditures	30,773
Assets
Total current assets	50,447	35,734
Total non-current assets	74,874	45,791
Total Assets	125,321	81,525
Total Liabilities	$ 106,266	$ 109,679
Number of customers | customers	2	2
Tucumã (Brazil)
Expenses
Capital Expenditures	$ 59,428
Assets
Total current assets	144	$ 363
Total non-current assets	88,245	23,950
Total Assets	88,389	24,313
Total Liabilities	9,595	1,137
Corporate and Other
Disclosure of operating segments [line items]
Revenue	0	0
Cost Of Sales, Production	0	0
Depreciation and depletion	0	0
Sales expense	0	0
Cost of sales		0
Gross profit		0
Expenses
General and administrative	(17,274)	(15,842)
Share-based compensation	(7,931)	(7,848)
Finance income	4,534	868
Finance expense	(19,935)	(5,648)
Foreign exchange gain (loss)	(134)	(383)
NX Gold PMPA transaction fees		0
Other expenses	(17)	0
Income before income taxes	(40,757)	(28,853)
Current	(4,167)	(2,935)
Deferred	0	0
Net income for the year	(44,924)	(31,788)
Capital Expenditures	7,155
Assets
Total current assets	227,462	20,249
Total non-current assets	8,799	20
Total Assets	236,261	20,269
Total Liabilities	$ 431,146	$ 67,688